Commitments and Contingencies (Detail Textual)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 03, 2014 USD ($) shares	Feb. 28, 2007 shares	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies (Textual)
Commitments related to agreements			$ 416,667	$ 500,000
Payment for commitment milestones	$ 10,000,000		$ 7,900,000	$ 7,900,000
Percentage for royalties			6.00%	6.00%
Monthly rent amount before increment					$ 12,300
Monthly rent amount before increment, per square foot					20.85
Rent increases					12,375
Rent increase per square feet					20.95
Monthly rent amount after increment					12,460
Monthly rent amount after increment, per square foot					21.13
Rent expense				$ 142,935	$ 94,400
Number of months after that rent increases					12 months
Number of remaining months for which increased rent paid					12 months
Assets acquired payments to cash	$ 275,000
Lease agreement expire					May 31, 2018
Percentage of ownership outstanding stock	19.9
Shares issued in connection with acquisition of in-process research and development	$ 3,750,000
Common Stock [Member]
Commitments and Contingencies (Textual)
Shares issued in connection with asset purchase agreement, Shares | shares	184,912
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party | shares		5,000